Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 8.1%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	310,314	11,782,622
Entertainment 0.7%
Electronic Arts, Inc.	198,500	22,968,435
Interactive Media & Services 6.7%
Alphabet, Inc., Class A(a)	1,740,255	166,455,391
Meta Platforms, Inc., Class A(a)	454,647	61,686,505
Total		228,141,896
Media 0.4%
Interpublic Group of Companies, Inc. (The)	472,183	12,087,885
Total Communication Services		274,980,838
Consumer Discretionary 11.7%
Automobiles 1.2%
Tesla, Inc.(a)	148,893	39,493,868
Hotels, Restaurants & Leisure 1.2%
Expedia Group, Inc.(a)	442,216	41,431,217
Household Durables 1.9%
Lennar Corp., Class A	467,217	34,831,027
PulteGroup, Inc.	741,043	27,789,113
Total		62,620,140
Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc.(a)	607,723	68,672,699
Specialty Retail 3.8%
AutoZone, Inc.(a)	26,089	55,880,812
O’Reilly Automotive, Inc.(a)	80,851	56,866,551
Ulta Beauty, Inc.(a)	43,496	17,450,160
Total		130,197,523
Textiles, Apparel & Luxury Goods 1.6%
PVH Corp.	116,900	5,237,120
Ralph Lauren Corp.	433,633	36,828,451
Tapestry, Inc.	168,035	4,777,235
Under Armour, Inc., Class A(a)	1,344,820	8,943,053
Total		55,785,859
Total Consumer Discretionary		398,201,306
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.5%
Food & Staples Retailing 0.8%
Kroger Co. (The)	644,470	28,195,563
Food Products 1.8%
General Mills, Inc.	740,553	56,733,765
Tyson Foods, Inc., Class A	75,464	4,975,342
Total		61,709,107
Household Products 1.7%
Procter & Gamble Co. (The)	449,141	56,704,051
Tobacco 2.2%
Altria Group, Inc.	1,201,776	48,527,715
Philip Morris International, Inc.	316,010	26,231,990
Total		74,759,705
Total Consumer Staples		221,368,426
Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
ConocoPhillips Co.	86,281	8,829,998
Devon Energy Corp.	181,423	10,908,965
Exxon Mobil Corp.	1,057,052	92,291,210
Marathon Oil Corp.	223,000	5,035,340
Marathon Petroleum Corp.	414,247	41,147,154
Total		158,212,667
Total Energy		158,212,667
Financials 10.7%
Banks 2.1%
Wells Fargo & Co.	1,816,225	73,048,569
Capital Markets 2.7%
Bank of New York Mellon Corp. (The)	169,248	6,519,433
CME Group, Inc.	167,834	29,728,437
Morgan Stanley	681,733	53,863,724
Total		90,111,594
Consumer Finance 1.5%
Capital One Financial Corp.	486,506	44,841,258
Discover Financial Services	56,254	5,114,614
Total		49,955,872
Columbia Variable Portfolio – Disciplined Core Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.2%
Voya Financial, Inc.	118,874	7,191,877
Insurance 4.2%
Aon PLC, Class A	32,022	8,577,733
Lincoln National Corp.	497,800	21,858,398
Marsh & McLennan Companies, Inc.	421,855	62,978,733
MetLife, Inc.	794,071	48,263,635
Total		141,678,499
Total Financials		361,986,411
Health Care 15.3%
Biotechnology 2.6%
AbbVie, Inc.	229,805	30,842,129
Amgen, Inc.	14,779	3,331,187
BioMarin Pharmaceutical, Inc.(a)	128,046	10,854,459
Regeneron Pharmaceuticals, Inc.(a)	23,197	15,979,717
Vertex Pharmaceuticals, Inc.(a)	94,826	27,455,920
Total		88,463,412
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	450,623	43,602,281
Hologic, Inc.(a)	177,253	11,436,364
Total		55,038,645
Health Care Providers & Services 4.4%
CVS Health Corp.	491,387	46,863,578
McKesson Corp.	179,387	60,968,260
Molina Healthcare, Inc.(a)	122,802	40,505,012
Total		148,336,850
Life Sciences Tools & Services 1.7%
IQVIA Holdings, Inc.(a)	319,458	57,866,622
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	1,110,277	78,929,592
Pfizer, Inc.	1,923,759	84,183,694
Viatris, Inc.	583,599	4,972,263
Total		168,085,549
Total Health Care		517,791,078
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.1%
Aerospace & Defense 3.6%
General Dynamics Corp.	295,163	62,624,734
Lockheed Martin Corp.	120,264	46,456,780
Textron, Inc.	226,380	13,188,899
Total		122,270,413
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	157,501	25,442,712
Airlines 0.2%
Delta Air Lines, Inc.(a)	102,692	2,881,537
Southwest Airlines Co.(a)	94,884	2,926,223
Total		5,807,760
Commercial Services & Supplies 1.1%
Cintas Corp.	77,408	30,049,011
Republic Services, Inc.	54,519	7,416,765
Total		37,465,776
Electrical Equipment 0.4%
Emerson Electric Co.	201,654	14,765,106
Machinery 1.4%
Otis Worldwide Corp.	215,600	13,755,280
Parker-Hannifin Corp.	91,200	22,098,672
Snap-On, Inc.	59,635	12,007,507
Total		47,861,459
Professional Services 0.3%
Robert Half International, Inc.	139,153	10,645,205
Road & Rail 0.3%
CSX Corp.	356,900	9,507,816
Total Industrials		273,766,247
Information Technology 26.4%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,686,232	67,449,280
IT Services 2.4%
MasterCard, Inc., Class A	214,465	60,980,978
VeriSign, Inc.(a)	125,498	21,799,003
Total		82,779,981

2	Columbia Variable Portfolio – Disciplined Core Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.(a)	749,981	47,518,796
Lam Research Corp.	71,298	26,095,068
QUALCOMM, Inc.	587,934	66,424,783
Total		140,038,647
Software 10.6%
Adobe, Inc.(a)	109,210	30,054,592
Autodesk, Inc.(a)	96,551	18,035,727
Fortinet, Inc.(a)	1,256,470	61,730,371
Microsoft Corp.	1,066,892	248,479,147
Total		358,299,837
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.(b)	1,799,314	248,665,195
Total Information Technology		897,232,940
Materials 2.3%
Chemicals 0.8%
CF Industries Holdings, Inc.	201,192	19,364,730
Dow, Inc.	143,322	6,296,135
Total		25,660,865
Metals & Mining 1.5%
Nucor Corp.	475,546	50,878,667
Total Materials		76,539,532
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Host Hotels & Resorts, Inc.	1,975,500	31,370,940
SBA Communications Corp.	51,579	14,681,962
Weyerhaeuser Co.	2,045,803	58,428,134
Total		104,481,036
Total Real Estate		104,481,036
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.6%
Electric Utilities 2.6%
American Electric Power Co., Inc.	359,532	31,081,541
Evergy, Inc.	453,398	26,931,841
NRG Energy, Inc.	831,429	31,818,788
Total		89,832,170
Total Utilities		89,832,170
Total Common Stocks (Cost $3,293,386,255)		3,374,392,651

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(c),(d)	3,153,714	3,152,137
Total Money Market Funds (Cost $3,152,137)		3,152,137
Total Investments in Securities (Cost: $3,296,538,392)		3,377,544,788
Other Assets & Liabilities, Net		15,016,192
Net Assets		3,392,560,980

At September 30, 2022, securities and/or cash totaling $2,093,730 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	123	12/2022	USD	22,149,225	—	(2,593,145)
Columbia Variable Portfolio – Disciplined Core Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	65,296,168	211,604,844	(273,748,875)	—	3,152,137	(17,815)	278,164	3,153,714
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Disciplined Core Fund | Third Quarter Report 2022

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3QT7004_12_A01_(11/22)